Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Document Period End Date	Jun. 30, 2024
C000025975 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Institutional Class
Trading Symbol	FPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 8.76% in the trailing six months 2024 and 16.37% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	8.76%	16.37%	9.96%	7.50%
MSCI All Country World Index	11.30%	19.38%	10.76%	8.43%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	9.01%	8.38%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Consumer Price Index (US) CPI	1.36%	3.03%	4.15%	2.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Net Assets	$ 10,379,527,285
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 45,408,257
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249813 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Investor Class
Trading Symbol	FPFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of April 30, 2024 (commencement of operations) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)[1]	$20	1.15%
[1]
The Investor Class commenced operations on April 30, 2024.  If the Investor Class had been operational for the entire semi-annual period of January 1, 2024 to June 30, 2024, expenses would have been higher.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 8.71%[1] in the trailing six months 2024 and 16.26%[1] in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.
[1]Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.”

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	8.71%	16.26%	9.85%	7.40%
MSCI All Country World Index	11.30%	19.38%	10.76%	8.43%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	9.01%	8.38%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Consumer Price Index (US) CPI	1.36%	3.03%	4.15%	2.79%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Net Assets	$ 10,379,527,285
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 45,408,257
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000221940 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Supra Institutional Class
Trading Symbol	FPCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 8.81% in the trailing six months 2024 and 16.46% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	8.81%	16.46%	12.68%
MSCI All Country World Index	11.30%	19.38%	11.02%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	7.71%
S&P 500 Index	15.29%	24.56%	14.74%
Consumer Price Index (US) CPI	1.36%	3.03%	5.00%
1	Supra Institutional Class commenced operations on September 4, 2020.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Net Assets	$ 10,379,527,285
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 45,408,257
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000227168 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	FFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending June 30, 2024, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 7.84%, which includes reinvestment of all distributions and for the six-month period, net return was 2.37%.
What affected the Fund’s performance?
Most recently citing “modest further progress” toward its inflation objective, the Federal Reserve left the Fed Funds rate unchanged during the quarter.[1] The Federal Reserve further explained that it is looking for “greater confidence that inflation is moving sustainably toward two percent” before reducing the Fed Funds rate.[2] Treasury yields increased by 35-54 basis points across the yield curve during the first half of 2024 while, generally, debt market spreads did not change meaningfully, notwithstanding changes in spreads in certain segments of the market.[3]
We have been taking of advantage higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. During the second quarter, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. These investments had a weighted average life of 6.4 years and a weighted average duration of 5.3 years. We also extended the duration of the Fund’s Treasury holdings.
We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk.[4] On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
Fund performance can be attributed to the following:[5]
The largest contributors to performance during the first half of 2024 were collateralized loan obligations (CLO) backed by corporate loans which benefited from coupon payments and higher prices due to lower spreads. The second largest contributors to performance were the corporate bond and loan holdings with the return due to a combination of coupon payments and price appreciation caused by a decrease in spreads. The third largest contributors to performance were asset-backed securities (ABS) backed by equipment due to coupon payments, partially offset by lower prices caused by an increase in risk-free rates.
The only detractor from performance was the Fund’s Treasury holdings due to a decrease in price caused by an increase in risk-free rates. While there were other individual bonds that detracted from performance, there were no other detractors at the sector level.
[1] Federal Reserve Open Market Committee statement on 6/12/2024.
[2] Federal Reserve Chairman Jerome Powell’s press conference on 6/12/2024.
[3] Source: Bloomberg. Debt market is represented by the Bloomberg U.S. Aggregate Bond index. Basis Point (bps) is equal to one hundredth of one percent, or 0.01%. Credit Spread or Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
[4] The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
[5] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	2.37%	7.84%	2.81%
Bloomberg US Universal Bond Index	-0.28%	3.47%	-2.17%
Consumer Price Index Seasonally Adjusted + 2% Wrap	2.41%	5.05%	7.51%
1	Advisor Class commenced operations on April 19, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/flexible-fixed-income for the most recent performance information.
Net Assets	$ 1,149,171,922
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 2,356,759
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,149,171,922
Total number of portfolio holdings	361
Total advisory fee paid/(reimbursed)	$2,356,759
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2024, the Fund's Advisor Class the contractual expense limit was changed from 0.60% to 0.604%.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.

Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Fund's Advisor Class the contractual expense limit was changed from 0.60% to 0.604%.
Updated Prospectus Web Address	https://fpa.com/funds/overview/flexible-fixed-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000207154 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending June 30, 2024, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 7.87%, which includes reinvestment of all distributions and for the six-month period, net return was 2.39%.
What affected the Fund’s performance?
Most recently citing “modest further progress” toward its inflation objective, the Federal Reserve left the Fed Funds rate unchanged during the quarter.[1] The Federal Reserve further explained that it is looking for “greater confidence that inflation is moving sustainably toward two percent” before reducing the Fed Funds rate.[2] Treasury yields increased by 35-54 basis points across the yield curve during the first half of 2024 while, generally, debt market spreads did not change meaningfully, notwithstanding changes in spreads in certain segments of the market.[3]
We have been taking of advantage higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. During the second quarter, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. These investments had a weighted average life of 6.4 years and a weighted average duration of 5.3 years. We also extended the duration of the Fund’s Treasury holdings.
We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk.[4] On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
Fund performance can be attributed to the following:[5]
The largest contributors to performance during the first half of 2024 were collateralized loan obligations (CLO) backed by corporate loans which benefited from coupon payments and higher prices due to lower spreads. The second largest contributors to performance were the corporate bond and loan holdings with the return due to a combination of coupon payments and price appreciation caused by a decrease in spreads. The third largest contributors to performance were asset-backed securities (ABS) backed by equipment due to coupon payments, partially offset by lower prices caused by an increase in risk-free rates.
The only detractor from performance was the Fund’s Treasury holdings due to a decrease in price caused by an increase in risk-free rates. While there were other individual bonds that detracted from performance, there were no other detractors at the sector level.
[1] Federal Reserve Open Market Committee statement on 6/12/2024.
[2] Federal Reserve Chairman Jerome Powell’s press conference on 6/12/2024.
[3] Source: Bloomberg. Debt market is represented by the Bloomberg U.S. Aggregate Bond index. Basis Point (bps) is equal to one hundredth of one percent, or 0.01%. Credit Spread or Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
[4] The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
[5] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	Since Inception[1]
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	2.39%	7.87%	3.17%	3.37%
Bloomberg US Universal Bond Index	-0.28%	3.47%	0.11%	1.26%
Consumer Price Index Seasonally Adjusted + 2% Wrap	2.41%	5.05%	6.25%	6.04%
1	Institutional Class commenced operations on December 31, 2018.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/flexible-fixed-income for the most recent performance information.
Net Assets	$ 1,149,171,922
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 2,356,759
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,149,171,922
Total number of portfolio holdings	361
Total advisory fee paid/(reimbursed)	$2,356,759
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2024, the Fund's Institutional Class the contractual expense limit was changed from 0.55% to 0.554%.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.

Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Fund's Institutional Class the contractual expense limit was changed from 0.55% to 0.554%.
Updated Prospectus Web Address	https://fpa.com/funds/overview/flexible-fixed-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Institutional Class commenced operations on December 31, 2018.